Description of business and significant accounting policies and practices (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Reportable_Segments	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Number of reportable segments	2
Advertising expense	$ 46	$ 43	$ 44
Maximum length to maturity of a security, from the investment date, where it is classified as cash and cash equivalent	90 days
Length to maturity from the investment date of a security where the length of time is too short to be classified as a short-term investment	90 days
Consigned inventory	169	129
Net income	1,759	2,236	3,228
Basic EPS:
Income allocated to common stock for basic EPS calculation	1,728	2,201	3,184
Weighted average number of shares outstanding, basic (in shares)	1,132	1,151	1,199
Basic EPS (in dollars per share)	$ 1.53	$ 1.91	$ 2.66
Adjustment for dilutive shares:
Stock-based compensation plans (in shares)	14	20	14
Diluted EPS:
Income allocated to common stock for diluted EPS calculation	1,728	2,202	3,184
Weighted average number of shares outstanding, diluted (in shares)	1,146	1,171	1,213
Diluted EPS (in dollars per share)	$ 1.51	$ 1.88	$ 2.62
Anti-dilutive shares, stock-based compensation (in shares)	52	24	66
Basic EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	(31)	(35)	(44)
Diluted EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	$ (31)	$ (34)	$ (44)